LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Claims and Claim Adjustment Expenses (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) insurance_line	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Claims Development [Line Items]
Total liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	$ 4,179
Total reinsurance recoverables	2,742	$ 3,083	$ 3,045	$ 305
Total reinsurance recoverable on unpaid claims	2,742
Insurance lines other than short-duration	300
Unallocated claims adjustment expenses	56
Total gross liability for unpaid claims and claims adjustment expenses	$ 7,277	$ 7,659	$ 7,288	$ 1,786
Major property and casualty lines | insurance_line	4
Property
Claims Development [Line Items]
Total liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	$ 124
Total reinsurance recoverables	39
Casualty
Claims Development [Line Items]
Total liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	2,732
Total reinsurance recoverables	1,126
Specialty
Claims Development [Line Items]
Total liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	259
Total reinsurance recoverables	456
Run-off and Other
Claims Development [Line Items]
Total liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	1,058
Total reinsurance recoverables	1,059
Other short-duration lines not included in claims development table
Claims Development [Line Items]
Total liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	6
Total reinsurance recoverables	$ 62